Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended
	Jul. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000243319
Account Value [Line Items]
Line Graph and Table Measure Name				Dynamic Alpha Macro Fund
Accumulated Value	$ 10,000	$ 9,310	$ 10,554		$ 10,976	$ 11,518	$ 13,476	$ 12,493	$ 12,934	$ 13,675	$ 15,310	$ 15,661
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index TR
Accumulated Value	10,000	9,372	10,467		11,572	12,068	12,778	13,086	12,527	13,898	15,027	15,426
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name				Barclay Global Macro Index
Accumulated Value	$ 10,000	$ 9,831	$ 10,291		$ 10,798	$ 10,805	$ 11,191	$ 11,236	$ 11,542	$ 11,879	$ 12,549	$ 13,359